Label	Element	Value
BNY Mellon Responsible Horizons Corporate Bond ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Fund Summary
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	The fund seeks total return consisting of capital appreciation and income.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. For the fiscal year ended June 30, 2024, the fund's portfolio turnover rate was 56.72% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	56.72%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

To pursue its goal, the fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in corporate debt securities issued by companies that demonstrate attractive investment attributes and attractive business practices based on an environmental, social and governance (ESG) evaluation methodology. The fund's investment in corporate debt securities typically includes corporate bonds, notes and debentures of U.S. and non-U.S. issuers, including the securities of issuers in emerging market countries and securities denominated in foreign currencies.

The fund may, from time to time, invest a significant portion (more than 20%) of its total assets in securities of companies in certain sectors or located in particular countries or regions. As of the date of this Prospectus, a significant portion of the fund's assets were invested in securities of companies located in the broader European region, although this may change from time to time.

The fund normally invests primarily in fixed-income securities rated, at the time of purchase, investment grade (i.e., Baa3/BBB- or higher) or the unrated equivalent as determined by the fund's sub-adviser, Insight North America LLC (INA), an affiliate of the Adviser. The fund, however, may invest up to 20% of its net assets in fixed-income securities rated, at the time of purchase, below investment grade ("high yield" or "junk" bonds) or the unrated equivalent as determined by INA. The fund's investments, at the time of purchase, will have a minimum rating of B-, using ratings from Moody's Investors Service Inc. (Moody's), Standard & Poor's Corporation (S&P), or Fitch Ratings (Fitch), or the unrated equivalent as determined by INA. If all three rating agencies rate an investment and the ratings are not the same, the fund will use the middle rating (e.g., if the ratings are A, A and B, the rating will be A). If only two of the rating agencies rate an investment and the ratings are not the same, the fund will use the lower of the two ratings (e.g., if the ratings are A and B, the rating will be B).

There are no restrictions on the average maturity or duration of the fund's portfolio or on the maturities or duration of the individual debt securities the fund may purchase. Duration is an indication of an investment's "interest rate risk," or how sensitive a bond or the fund's portfolio may be to changes in interest rates. Generally, the longer a bond's duration, the more likely it is to react to interest rate fluctuations and the greater its long-term risk/return potential.

INA uses a combination of external and/or internal ESG research, as well as "bottom-up" credit research and relative value assessments, to evaluate potential investments for the fund's portfolio. The ESG evaluation includes: (1) INA's assessment of the overall suitability of an issuer based on INA's proprietary ESG score; and (2) screening out issuers, industries and/or sectors which are deemed by INA to not be suitable for the fund, as set forth below.

INA assigns an ESG score to an issuer based on INA's evaluation of (1) ESG-related proprietary data and/or data provided by third-party providers (e.g., index providers and consultants), including research, reports, screenings, ratings and/or analysis, and/or (2) the issuer's vulnerability to ESG risk, in each case, generally based on the ESG criteria below:

• Environmental analysis, which may include an assessment of material environmental issues, such as carbon emissions, water management, energy sources and uses, hazardous materials, environmental benefits, natural resources, biodiversity, land rehabilitation and the risks presented by physical threats such as extreme weather events.

• Social analysis, which may include an assessment of material social issues, such as human rights, human capital management, diversity and inclusion, supply chain management, labor standards, health and safety, business ethics, including consumer protection, and avoidance of corruption in all forms, including extortion and bribery.

• Governance analysis, which may include an assessment of corporate governance structures and processes and takes into account the particular company circumstances and regulatory restrictions, guidelines and established best practices with respect to board structure, including the balance between executive and independent board representation, succession planning, capital structure, remuneration, risk management, internal controls, shareholder rights, ownership structure and transparency.

INA considers environmental, social and governance data and risk when determining an issuer's ESG score; however, INA places the greatest emphasis on the environmental, social and/or governance-related data and risk it considers most relevant to the issuer's industry. ESG scores range from 1 (best) to 5 (worst), and securities of issuers with scores of 5 at the time of consideration will be ineligible for inclusion in the fund's portfolio.

If INA determines that data from third party sources prevents the issuer from being a candidate for investment by the fund, INA may not assign the issuer an ESG score.

To the extent the fund holds a security of an issuer whose ESG score has deteriorated so that it would no longer be eligible for purchase, the fund may continue to hold such security for up to twelve months. During this time, INA will engage with the issuer in an effort to implement improvements. If, after twelve months, INA does not believe sufficient improvements have been or will be made, the security will be sold.

Issuers also will be excluded where:

● the issuer's revenue, at the time of consideration and based on available information, exceeds certain thresholds (generally 0%-5% depending on the product, industry or sector, except for Coal Power generation, which may not be more than 10% of an issuer's revenue) derived from products, or they are in an industry and/or sector, that are considered unsuitable for the fund based on their vulnerability to ESG risk (for example, tobacco, cannabis, gambling, controversial weapons and coal extraction) and the risk they potentially pose to fund performance;

● the issuer no longer meets the minimum standards of practice represented by a widely accepted global convention, such as, but not limited to, the Universal Declaration of Human Rights, the ILO Declaration on Fundamental Principles and Rights at Work, or the UN Global Compact;

● the issuer is deemed highly carbon intensive. Highly carbon intensive is defined as having greater than 2,000 tons of total scope 1 and 2 emissions per $1 million of revenue (scope 1 emissions refer to direct emissions from owned or controlled sources; scope 2 emissions refer to indirect emissions from the generation of purchased electricity, steam, heating, and cooling consumed by the reporting company); and/or

● the issuer is in a sector deemed by INA to be contributing to climate change due to higher carbon emissions and/or reliance on fossil fuels (for example, the energy or chemical sector) and the issuer is not Net Zero aligned or aligning, as determined by INA. An issuer is considered 'Net Zero aligned' if, in the opinion of INA, it has an investment plan or business model consistent with the long-term global warming target of the Paris Agreement, a binding international treaty agreement on climate change. An issuer is considered 'aligning' if it is taking steps to attain alignment (e.g., through target setting, disclosure and decarbonization strategy) but has not yet achieved full alignment.

In determining such exclusions, INA considers qualitative and quantitative information and data from internal and/or external (e.g., index providers and consultants) sources, including research, reports, screenings, ratings and/or analysis. There may be situations where the fund will invest in a security of a company identified for exclusion. This may arise where (i) INA believes a bond's proceeds will be exclusively applied to finance or re-finance in part or in full projects with positive environmental and/or social impacts and/or projects that are defined as "environmentally sustainable economic activities" by the European Union (EU) Taxonomy Regulation (i.e., "Use-of-Proceeds Impact Bonds"); and (ii) INA believes the issuer of the Use-of-Proceeds Impact Bond has a clearly defined, long-term plan to address the issue that would otherwise cause its exclusion. The fund aims to invest at least 20% of its net assets, in the aggregate, in (a) Use-of-Proceeds Impact Bonds and (b) bonds issued by companies or institutions determined by INA to have more than 50% of their revenue streams linked to positive environmental and/or social impacts using the UN Sustainable Development Goals as a guide to environmental or social targets or where at least 50% of their economic activities are defined as "environmentally sustainable economic activities" by the EU Taxonomy Regulation.

In addition to ESG considerations, INA primarily uses "bottom-up" credit research and analysis in its selection of securities. This involves an assessment of the creditworthiness of the issuer incorporating an analysis of key credit metrics, such as leverage and cash flow. A relative value assessment of the issuer's debt instruments against comparable debt instruments may also be undertaken to supplement credit research and analysis. This approach aims to identify U.S. and foreign investments with attractive total return generating potential.

The fund's sub-adviser may sell a security as a result of one or more of the following:

● Due to excessive valuations or in anticipation of pricing declines;

● The security subsequently fails to meet the investment criteria;

● The fundamental profile deteriorates;

● A more attractive security is found;

● Due to a change in macroeconomic outlook; or

● To meet anticipated liquidity needs.

The fund may, but is not required to, take long and short positions in derivative instruments as a substitute for investing directly in an underlying asset, to increase returns, to manage credit or interest rate risk, to manage the average duration of the fund's portfolio, to manage foreign currency risk, as part of a hedging strategy or for other purposes related to the management of the fund. The derivative instruments in which the fund may invest primarily include options, futures and options on futures (including those relating to securities, indices and foreign currencies), forward contracts and swap agreements. To the extent such derivative instruments have similar economic characteristics to corporate debt securities as described in the fund's policy with respect to the investment of at least 80% of its net assets, the market value of such instruments will be included in the 80% policy. To the extent the fund invests in a derivative with a single underlying corporate debt security, INA will apply its ESG scoring and screening criteria to the issuer of the underlying security and not the issuer of the derivative. To the extent the fund invests in a derivative referencing an index, INA will not apply its ESG scoring and screening criteria to the issuer of the derivative or the underlying issuers comprising an index referenced by the derivative. The fund may enter into derivatives referencing government bonds for duration management purposes and may also invest in currency derivatives to manage foreign currency risk. To the extent the fund invests in these types of derivatives, INA will not apply its ESG scoring and screening criteria to the issuer of the derivative or the underlying issuer of the bond/currency.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows the performance of the fund for its first complete calendar year of operations. The table compares the average annual total returns of the fund to those of the Bloomberg U.S. Aggregate Bond Index, a broad measure of market performance, and the ICE BofA US Corporate Index, which measures the performance of US dollar denominated investment grade corporate debt publicly issued in the US domestic market. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Recent performance information may be available at www.bny.com/investments.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	www.bny.com/investments
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	oef_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock
Best Quarter Q4, 2023: 8.24% Worst Quarter Q3, 2023: -2.87% (for the periods reflected in the bar chart)
Year to date total return for the nine months ended September 30, 2024 was 5.87%.
Year to Date Return, Label [Optional Text]	oef_YearToDateReturnLabel	Year to date total return for the nine months ended
Bar Chart, Year to Date Return, Date	oef_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	oef_BarChartYearToDateReturn	5.87%
Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	8.24%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Sep. 30, 2023
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(2.87%)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deductions for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	oef_PerformanceTableUsesHighestFederalRate	After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	oef_PerformanceTableExplanationAfterTaxHigher	Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes and or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of a period.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes and or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of a period.

Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/23
BNY Mellon Responsible Horizons Corporate Bond ETF | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
BNY Mellon Responsible Horizons Corporate Bond ETF | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
BNY Mellon Responsible Horizons Corporate Bond ETF | Fixed-income market risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Fixed-income market risk: The market value of a fixed-income security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates). An unexpected increase in redemption requests, including requests from Authorized Participants who may own a significant percentage of the fund's shares, which may be triggered by market turmoil or an increase in interest rates, could cause the fund to sell its holdings at a loss or at undesirable prices and adversely affect the fund's share price and increase the fund's liquidity risk, fund expenses and/or taxable distributions. Federal Reserve policy in response to market conditions, including with respect to interest rates, may adversely affect the value, volatility and liquidity of dividend and interest paying securities. Policy and legislative changes worldwide are affecting many aspects of financial regulation. The impact of these changes on the markets and the practical implications for market participants may not be fully known for some time.
BNY Mellon Responsible Horizons Corporate Bond ETF | ESG investment approach risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● ESG investment approach risk: The fund's incorporation of ESG considerations into its investment approach may cause it to make different investments than funds that invest principally in corporate bonds but do not incorporate ESG considerations when selecting investments. Under certain economic conditions, this could cause the fund to underperform funds that do not incorporate ESG considerations. For example, the incorporation of ESG considerations may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so or selling securities when it might otherwise be disadvantageous for the fund to do so. The incorporation of ESG considerations may also affect the fund's exposure to certain sectors and/or types of investments, and may adversely impact the fund's performance depending on whether such sectors or investments are in or out of favor in the market. INA's security selection process incorporates ESG data provided by third parties, which may be limited for certain issuers and/or only take into account one or a few ESG related components. In addition, ESG data may include quantitative and/or qualitative measures, and consideration of this data may be subjective. Different methodologies may be used by the various data sources that provide ESG data. ESG data from third parties used by INA as part of its proprietary ESG process often lacks standardization, consistency and transparency, and for certain issuers such data may not be available complete or accurate. INA's evaluation of ESG factors relevant to a particular issuer may be adversely affected in such instances. As a result, the fund's investments may differ from, and potentially underperform, funds that incorporate ESG data from other sources or utilize other methodologies.
BNY Mellon Responsible Horizons Corporate Bond ETF | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Interest rate risk: Prices of bonds and other fixed rate fixed-income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed-income securities and, accordingly, will cause the value of the fund's investments in these securities to decline. A wide variety of market factors can cause interest rates to rise, including central bank monetary policy, rising inflation and changes in general economic conditions. During periods of very low interest rates, which occur from time to time due to market forces or actions of governments and/or their central banks, including the Board of Governors of the Federal Reserve System in the U.S., the fund may be subject to a greater risk of principal decline from rising interest rates. When interest rates fall, the fund's investments in new securities may be at lower yields and may reduce the fund's income. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility and may detract from fund performance. The magnitude of these fluctuations in the market price of fixed-income securities is generally greater for securities with longer effective maturities and durations because such instruments do not mature, reset interest rates or become callable for longer periods of time.
BNY Mellon Responsible Horizons Corporate Bond ETF | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Credit risk: Failure of an issuer of a security to make timely interest or principal payments when due, or a decline or perception of a decline in the credit quality of the security, can cause the security's price to fall. The lower a security's credit rating, the greater the chance that the issuer of the security will default or fail to meet its payment obligations.
BNY Mellon Responsible Horizons Corporate Bond ETF | Call risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Call risk: Some securities give the issuer the option to prepay or call the securities before their maturity date, which may reduce the market value of the security and the anticipated yield-to-maturity. Issuers often exercise this right when interest rates fall. If an issuer "calls" its securities during a time of declining interest rates, the fund might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates. During periods of market illiquidity or rising interest rates, prices of "callable" issues are subject to increased price fluctuation.
BNY Mellon Responsible Horizons Corporate Bond ETF | High yield securities risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● High yield securities risk: High yield ("junk") securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments. The prices of high yield securities can fall in response to unfavorable news about the issuer or its industry, or the economy in general, to a greater extent than those of higher rated securities.
BNY Mellon Responsible Horizons Corporate Bond ETF | Foreign investment risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Foreign investment risk: Because the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or problems related to share registration, trade settlement or asset custody, may result in losses for the fund. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. Some sovereign obligors have been among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors, in the past, may have experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. To the extent securities held by the fund trade in a market that is closed when the exchange on which the fund’s shares trade is open, there may be deviations between the current price of a security and the last quoted price for the security in the closed foreign market. These deviations could result in the fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities.
BNY Mellon Responsible Horizons Corporate Bond ETF | European risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● European risk: To the extent the fund invests significantly in the securities of issuers located in the European region, the fund is more exposed to the economic and political risks of Europe and of the European countries in which it invests. Any adverse economic or political events in Europe may cause the fund's investments to decline in value. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. Countries in Europe will be significantly affected by the fiscal and monetary controls of the Economic and Monetary Union of the European Union (EU). Changes in regulations on trade, decreasing imports or exports, changes in the exchange rate of the Euro, the default or threat of default by an EU member country on its sovereign debt, and recessions among European countries may have a significant adverse effect on the economies of other European countries. In addition, one or more countries may abandon the Euro and/or withdraw from the EU, such as the United Kingdom's (the "U.K.'s") formal exit on January 31, 2020, which could potentially have an adverse effect on the value of the fund's investments. There is still considerable uncertainty relating to the potential consequences associated with the U.K.'s exit and whether the exit will increase the likelihood of other countries also departing the EU.
BNY Mellon Responsible Horizons Corporate Bond ETF | Emerging market risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Emerging market risk: The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies. There may be less information publicly available about an emerging market issuer than about a developed market issuer and/or the available information may be outdated or unreliable. In addition, emerging market issuers may not be subject to accounting, auditing, legal and financial reporting standards comparable to those in developed markets, potentially making it difficult to evaluate such issuers. Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Additionally, investments in these countries may have restrictions that make it difficult or impossible for the fund to exercise rights, pursue legal remedies, and obtain judgements in foreign courts. Investments in these countries may be subject to political, economic, legal, market and currency risks. The risks may include less protection of property rights and uncertain political and economic policies, greater vulnerability to market manipulation, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the United States.
BNY Mellon Responsible Horizons Corporate Bond ETF | Issuer risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Issuer risk: A security's market value may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's products or services, or factors that affect the issuer's industry, such as labor shortages or increased production costs and competitive conditions within an industry.
BNY Mellon Responsible Horizons Corporate Bond ETF | Derivatives risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Derivatives risk: A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets, and the fund’s use of derivatives may result in losses to the fund. Derivatives in which the fund may invest can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the underlying assets or the fund's other investments in the manner intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment, and involve greater risks than the underlying assets because, in addition to general market risks, they are subject to liquidity risk (lack of a liquid secondary market), credit and counterparty risk (failure of the counterparty to the derivatives transaction to honor its obligation) and pricing risk (risk that the derivative cannot or will not be accurately valued).
BNY Mellon Responsible Horizons Corporate Bond ETF | Futures risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Futures risk: The value of a futures contract tends to increase and decrease in correlation with the value of the underlying instrument. Risks of futures contracts may arise from an imperfect correlation between movements in the price of the futures and the price of the underlying instrument. The fund's use of futures contracts exposes the fund to leverage risk because of the small margin requirements relative to the value of the futures contract. A relatively small market movement will have a proportionately larger impact on the funds that the fund has deposited or will have to deposit with a broker to maintain its futures position. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. Futures exchanges may impose daily or intraday price change limits and/or limit the volume of trading. Additionally, government regulation may further reduce liquidity through similar trading restrictions. As a result, the fund may be unable to close out its futures contracts at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures could exceed the fund's initial investment in such contracts.
BNY Mellon Responsible Horizons Corporate Bond ETF | Currency forward risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Currency forward risk: Currency forward contracts are derivative instruments pursuant to a contract with a counterparty to buy or sell a specific currency at a future date at a price set at the time of the contract. Not all forward contracts require a counterparty to post collateral, which may expose the fund to greater losses in the event of a default by a counterparty. Foreign currency forward transactions include risks associated with fluctuations in foreign currency.
BNY Mellon Responsible Horizons Corporate Bond ETF | Options risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Options risk: The fund's successful use of options depends on the ability of the sub-adviser to forecast market movements correctly. When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. The effective use of options also depends on the fund's ability to terminate option positions at times when the sub-adviser deems it desirable to do so. There is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price. The sale of options by the fund may create investment leverage.
BNY Mellon Responsible Horizons Corporate Bond ETF | Swap risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Swap risk: A swap is a contract that generally obligates the parties to exchange payments based on a specified security, basket of securities, or securities indices during a specified period. Swaps can involve greater risks than direct investment in securities because swaps may be leveraged and are subject to counterparty risk (e.g., the risk of a counterparty's defaulting on the obligation or bankruptcy), credit risk and pricing risk (i.e., swaps may be difficult to value). It may not be possible for the fund to liquidate a swap position at an advantageous time or price, which may result in significant losses.
BNY Mellon Responsible Horizons Corporate Bond ETF | Management risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Management risk: The investment process used by the fund's sub-adviser could fail to achieve the fund's investment goal and cause your fund investment to lose value.
BNY Mellon Responsible Horizons Corporate Bond ETF | Cash transaction risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Cash transaction risk: Most ETFs generally make in-kind redemptions to avoid being taxed at the fund level on gains on the distributed portfolio securities. However, unlike most ETFs, the fund currently intends to effect redemptions for cash, rather than in-kind. As such, the fund may be required to sell portfolio securities to obtain the cash needed to distribute redemption proceeds, which may result in cash transaction costs (such as brokerage costs) that are not incurred with in-kind redemptions. The fund imposes transaction fees to offset all or a part of the costs associated with a cash transaction. To the extent that the transaction fees do not offset the costs associated with a cash transaction, the fund's performance may be negatively impacted. The fund may also recognize a capital gain on these sales that might not have been incurred if the fund had made a redemption in-kind. This may decrease the tax efficiency of the fund compared to ETFs that utilize in-kind redemption process, and there may be a substantial difference in the after-tax rate of return between the fund and conventional ETFs.
BNY Mellon Responsible Horizons Corporate Bond ETF | Market risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Market risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. A widespread outbreak of an infectious illness, such as COVID-19, and efforts to contain its spread, may result in market volatility, inflation, reduced liquidity of certain instruments, disruption in the trading of certain instruments, and systemic economic weakness. To the extent the fund may overweight its investments in certain companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those companies, industries or sectors.
BNY Mellon Responsible Horizons Corporate Bond ETF | Liquidity risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Liquidity risk: When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments that are illiquid or that trade in lower volumes may be more difficult to value. The market for below investment grade securities may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline. Investments in foreign securities tend to have greater exposure to liquidity risk than domestic securities. In addition, in stressed market conditions the market for the fund's shares may become less liquid in response to deteriorating liquidity with respect to the fund's portfolio securities, which could lead to differences between the market price of the fund's shares and the net asset value of the fund's shares.
BNY Mellon Responsible Horizons Corporate Bond ETF | Authorized participants [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Authorized participants, market makers and liquidity providers risk: The fund has a limited number of financial institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
BNY Mellon Responsible Horizons Corporate Bond ETF | Fluctuation of net asset value [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Fluctuation of net asset value, share premiums and discounts risk: As with all exchange-traded funds, fund shares may be bought and sold in the secondary market at market prices. The trading prices of fund shares in the secondary market may differ from the fund's daily net asset value per share and there may be times when the market price of the shares is more than the net asset value per share (premium) or less than the net asset value per share (discount). This risk is heightened in times of market volatility or periods of steep market declines.
BNY Mellon Responsible Horizons Corporate Bond ETF | Trading issues risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Trading issues risk: Although fund shares are listed for trading on an exchange and may be listed or traded on other U.S. and non-U.S. stock exchanges as well, there can be no assurance that an active trading market for such fund shares will develop or be maintained. Trading in fund shares may be halted due to market conditions or for reasons that, in the view of the listing exchange, make trading in fund shares inadvisable. In addition, trading in fund shares on an exchange is subject to trading halts caused by extraordinary market volatility pursuant to exchange "circuit breaker" rules. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of the fund will continue to be met or will remain unchanged or that fund shares will trade with any volume, or at all, on any stock exchange.
BNY Mellon Responsible Horizons Corporate Bond ETF | Limited operating history risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	● Limited operating history risk: The fund is recently organized with limited operating history and there can be no assurance that the fund will grow to or maintain sufficient assets to achieve investment and trading efficiencies.
BNY Mellon Responsible Horizons Corporate Bond ETF | BNY Mellon Responsible Horizons Corporate Bond ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.35%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%	[1]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.35%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 36
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	113
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	197
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	443
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	36
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	113
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	197
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 443
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.53%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(1.31%)
ICE BofA US Corporate Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.40%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.03%)
BNY Mellon Responsible Horizons Corporate Bond ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	8.73%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	8.73%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.10%)
Performance Inception Date	oef_PerfInceptionDate	Mar. 21, 2022
BNY Mellon Responsible Horizons Corporate Bond ETF | After Taxes on Distributions
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.84%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(1.82%)
BNY Mellon Responsible Horizons Corporate Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.11%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	(0.83%)

[1]	The fund's management agreement provides that BNY Mellon ETF Investment Adviser, LLC (Adviser), the fund's investment adviser, will pay substantially all expenses of the fund, except for the management fees, payments under the fund's 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with any securities lending program to be adopted by the fund, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund's business.